Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Legal Reserve [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Preferred Stock [Member]
Balance at Dec. 31, 2011	$ 33,616	$ 2	$ 42,702	$ 1,367	$ (9,716)	$ (739)	$ 0
Balance (in shares) at Dec. 31, 2011		20,567,141					0
Dividends paid in stock	1,517	0	1,517	0	0		0
Foreign currency translation	6,262	0	0	0	0	6,262	0
Net (loss) income	5,892	0	0	0	5,892	0	0
Balance at Dec. 31, 2012	47,287	2	44,219	1,367	(3,824)	5,523	0
Balance (in shares) at Dec. 31, 2012		20,567,141					0
Outstanding ordinary shares of Andina Acquisition at the time of the exchange	(3,526)	0	35,351	0	(38,877)	0	0
Outstanding ordinary shares of Andina Acquisition at the time of the exchange (in shares)	3,647,529	3,647,529					0
Recapitalization of Andina Acquisition accumulated deficit	0	0	(38,877)	0	38,877	0	0
Foreign currency translation	(953)	0	0	0	0	(953)	0
Net (loss) income	22,312	0	0	0	22,312	0	0
Balance at Dec. 31, 2013	$ 65,120	$ 2	$ 40,693	$ 1,367	$ 18,488	$ 4,570	$ 0
Balance (in shares) at Dec. 31, 2013		24,214,670					0